INCOME TAXES - Change in Deferred Tax Balances (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 280	$ 174
Deferred income tax liabilities	(867)	(837)
Total net deferred tax (liability)/asset	(587)	(663)	$ 30
Non-capital losses | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability)/asset	28	83
Capital losses | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability)/asset	0	0
Losses | U.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability)/asset	72	7
Losses | International
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability)/asset	78	122
Difference in basis
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability)/asset	$ (765)	$ (875)